Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 26,672	¥ 66,375
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	12,546	19,136
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	7,831	10,590
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	2,777	5,603
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Recorded investment	938	810
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	1,000	2,133
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 14,126	¥ 47,239